Property and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property And Equipment Tables Abstract
Schedule of Property and equipment

	Property	Motor vehicle	Office equipment & furniture	Leasehold improvements	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, and December 31, 2017	-	995	408	1,158	2,561
Additions	47,908	-	631	2,765	51,304
At December 31, 2018	47,908	995	1,039	3,923	53,865

Accumulated depreciation
At January 1, 2017	-	680	388	714	1,782
Addition	-	209	-	232	441
At December 31, 2017	-	889	388	946	2,223
Depreciation	470	87	3	258	818
At December 31, 2018	470	976	391	1,204	3,041

Net book value
At December 31, 2017	-	106	20	212	338
At December 31, 2018	47,438	19	648	2,719	50,824